CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - SGD ($)	Total	Additional Paid-in Capital	Share Application Monies	Retained Earnings (Accumulated Deficit)	Common Stock	Accumulated Other Comprehensive (Loss) Gain
Balance, shares at Dec. 31, 2020					10,050,000
Balance, amount at Dec. 31, 2020	$ (1,705,266)	$ 298,641	$ 400,000	$ (2,405,266)	$ 1,359	$ 0
Capital contribution by shareholders, shares					2,512,500
Capital contribution by shareholders, amount	750,000	749,299	0	0	$ 701	0
Net income	65,819	0	0	65,819	0	0
Net loss	65,819
Balance, amount at Dec. 31, 2021	(889,447)	1,047,940	400,000	(2,339,447)	$ 2,060	0
Balance, shares at Dec. 31, 2021					12,562,500
Capital contribution by shareholders, shares					1,901,161
Capital contribution by shareholders, amount	2,000,000	2,400,000	(400,000)	0	$ 0	0
Net income	(787,512)
Net loss	(787,512)	0	0	(787,512)	0	0
Balance, amount at Dec. 31, 2022	323,041	3,447,940	0	(3,126,959)	$ 2,060	0
Balance, shares at Dec. 31, 2022					14,463,661
Capital contribution by shareholders, shares					1,762,300
Capital contribution by shareholders, amount	10,795,690	10,795,690	0	0	$ 0	0
Net income	(7,570,873)
Net loss	(7,570,873)	0	0	(7,570,873)	0	0
Foreign currency translation adjustment	(1,200)	0	0	0	0	(1,200)
Balance, amount at Dec. 31, 2023	$ 3,546,658	$ 14,243,630	$ 0	$ (10,697,832)	$ 2,060	$ (1,200)
Balance, shares at Dec. 31, 2023					16,225,961